Note 16 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 16 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs [Line Items]
Interest on debt (Note 10)		$ 1,521	$ 4,644	$ 7,240	$ 10,068
Bank charges	13	66	964	297	16
Amortization and write-off of financing fees		285	1,815	1,437	2,234
Amortization of debt discount				371	3,965
Total	44	1,912	7,443	9,345	16,283
Extraordinary Item [Member]
Note 16 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs [Line Items]
Amortization and write-off of financing fees			$ 1,835	$ 1,437	$ 2,234